Deferred Acquisition Costs (Schedule Of Analysis Deferred Acquisition Costs) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Deferred Acquisition Costs [Abstract]
Deferred Acquisition Costs, Balance at beginning of year				$ 2,869,546				$ 2,810,507	$ 2,869,546		$ 2,810,507		$ 2,753,395
Deferred Acquisition Costs, Commissions									283,961		291,562		303,791
Deferred Acquisition Costs, Other Expenses									157,864		149,351		161,409
Deferral Acquisition Costs, Total deferred costs									441,825		440,913		465,200
Deferred Policy Acquisition Cost Foreign Exchange Adjustment Additions									0		5,055		10,663
Deferred Acquisition Costs, Total additions									441,825		445,968		475,863
Amortization of deferred acquisition costs	(90,557)	(89,899)	(91,664)	(92,463)	(100,392)	(104,045)	(104,851)	(109,602)	(364,583)		(362,390)		(355,986)
Deferred Acquisition Costs, Foreign exchange adjustment									(1,765)		0		0
Deferred Acquisition Costs, Adjustments attributable to unrealized investment gains									(28,291)	[1]	(24,539)	[1]	(62,765)	[1]
Deferred Acquisition Costs, Total deductions									(394,639)		(386,929)		(418,751)
Deferred Acquisition Costs, Balance at end of year	$ 2,916,732				$ 2,869,546				$ 2,916,732		$ 2,869,546		$ 2,810,507

[1]	Represents amounts pertaining to investments relating to universal life-type products.